UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04632

The European Equity Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

The European Equity Fund, Inc.

Schedule of Investments                                                                      as of September 30, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks 98.0%
Germany 20.1%
Aerospace & Defense 3.0%
MTU Aero Engines AG	16,000	2,551,743

Capital Markets 1.2%
Deutsche Boerse AG	9,790	1,061,068

Chemicals 2.0%
LANXESS AG	22,000	1,735,733

Construction & Engineering 1.8%
HOCHTIEF AG	9,000	1,518,318

Health Care Providers & Services 2.6%
Fresenius SE & Co KGaA	28,000	2,258,420

Insurance 2.9%
Allianz SE (Registered)	11,000	2,469,312

Internet & Direct Marketing Retail 2.3%
Zalando SE 144A*	39,000	1,954,224

Pharmaceuticals 1.0%
Merck KGaA	7,786	866,045

Software 3.3%
SAP SE	26,000	2,848,067
Total Germany (Cost $12,914,947)		17,262,930

France 13.6%
Commercial Services & Supplies 1.9%
Edenred	60,000	1,630,884

Construction & Engineering 2.2%
Vinci SA	20,000	1,900,335

Health Care Equipment & Supplies 3.7%
BioMerieux	23,000	1,871,983
Essilor International SA	10,340	1,280,025
		3,152,008
Insurance 2.7%
AXA SA	77,000	2,328,654

Media 3.1%
Lagardere SCA	80,000	2,677,959
Total France (Cost $8,887,655)		11,689,840

United Kingdom 11.8%
Aerospace & Defense 2.2%
BAE Systems PLC	222,000	1,880,549

Household Products 2.8%
Reckitt Benckiser Group PLC	26,000	2,376,129

Metals & Mining 2.0%
Randgold Resources Ltd (ADR)	18,000	1,766,221

Trading Companies & Distributors 2.5%
Ashtead Group PLC	90,000	2,171,861

Wireless Telecommunication Services 2.3%
Vodafone Group PLC	700,000	1,960,590
Total United Kingdom (Cost $9,842,349)		10,155,350

	Shares	Value ($)
Switzerland 10.3%
Building Products 1.1%
Geberit AG (Registered)	2,000	946,683

Capital Markets 2.3%
Partners Group Holding AG	2,841	1,928,639

Life Sciences Tools & Services 1.7%
Lonza Group AG (Registered)*	5,600	1,469,725

Metals & Mining 2.8%
Glencore PLC*	530,000	2,431,422

Specialty Retail 2.4%
Dufry AG (Registered)*	13,000	2,065,923
Total Switzerland (Cost $5,911,663)		8,842,392

Netherlands 10.2%
Banks 3.0%
ING Groep NV	141,000	2,599,487

Beverages 2.0%
Heineken NV	17,000	1,680,579

Oil, Gas & Consumable Fuels 2.9%
Royal Dutch Shell PLC "B"	82,000	2,523,831

Semiconductors & Semiconductor Equipment 2.3%
ASML Holding NV	11,500	1,957,740
Total Netherlands (Cost $6,596,217)		8,761,637

Sweden 9.8%
Commercial Services & Supplies 2.9%
Securitas AB "B"	147,000	2,455,761

Household Products 2.3%
Essity AB "B"*	74,000	2,008,426

Machinery 4.6%
SKF AB "B"	105,000	2,282,665
Volvo AB "B"	88,000	1,692,142
		3,974,807
Total Sweden (Cost $6,927,975)		8,438,994

Denmark 6.6%
Chemicals 1.6%
Chr Hansen Holding A/S	16,000	1,372,038

Marine 2.6%
AP Moller - Maersk A/S "B"	1,200	2,279,108

Pharmaceuticals 2.4%
Novo Nordisk A/S "B"	43,000	2,055,358
Total Denmark (Cost $4,946,483)		5,706,504

Ireland 5.3%
Airlines 2.3%
Ryanair Holdings PLC*	100,000	1,922,789

Food Products 3.0%
Kerry Group PLC "A"	27,000	2,610,123
Total Ireland (Cost $3,900,703)		4,532,912

Italy 4.9%
Banks 2.0%
Intesa Sanpaolo SpA	500,000	1,767,973

Diversified Telecommunication Services 2.9%
Telecom Italia SpA*	2,650,000	2,481,928
Total Italy (Cost $3,943,853)		4,249,901

	Shares	Value ($)
Belgium 3.3%
Banks 3.3%
KBC Groep NV (Cost $1,908,100)	33,000	2,796,257

Luxembourg 2.1%
Multiline Retail 2.1%
B&M European Value Retail SA (Cost $1,622,177)	340,000	1,767,751
Total Common Stocks (Cost $67,402,122)		84,204,468

	Contracts	Value ($)
Put Options Purchased 0.1%
Exchange-Traded Index Options Contracts
Deutsche Boerse AG German Stock Index, Counterparty RBS, Expiration Date 3/16/2018, Strike Price EUR 10,200.00, Notional Amount EUR 20,400,000 (Cost $181,304)	400	123,143

	Shares	Value ($)
Cash Equivalents 1.4%
Deutsche Central Cash Management Government Fund, 1.05% (Cost $1,228,396) (a)	1,228,396	1,228,396

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $68,811,822)	99.5	85,556,007
Other Assets and Liabilities, Net	0.5	416,982
Net Assets	100.0	85,972,989

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies,

please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A	:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR	:	American Depositary Receipt
RBS	:	The Royal Bank of Scotland Plc

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)
Germany	$17,262,930	$—	$—	$17,262,930
France	11,689,840	—	—	11,689,840
United Kingdom	10,155,350	—	—	10,155,350
Switzerland	8,842,392	—	—	8,842,392
Netherlands	8,761,637	—	—	8,761,637
Sweden	8,438,994	—	—	8,438,994
Denmark	5,706,504	—	—	5,706,504
Ireland	4,532,912	—	—	4,532,912
Italy	4,249,901	—	—	4,249,901
Belgium	2,796,257	—	—	2,796,257
Luxembourg	1,767,751	—	—	1,767,751
Short-Term Instruments (b)	1,228,396	—	—	1,228,396
Derivatives (c)
Purchased Options	123,143	—	—	123,143
Total	$85,556,007	$—	$—	$85,556,007

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.

(b) See Schedule of Investments for additional detailed categorizations.
(c) Derivatives include value of options purchased.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2017